Related Party Balance and Transactions (Tables)	12 Months Ended
Dec. 31, 2023
Related Party Balance and Transactions [Abstract]
Schedule of Balances of Amount Due from Related Parties	As of December 31, 2023 and 2022, the balances of amount due from related parties were as follows:
		As of December 31,
		2023	2022
Due from related parties
Bally		$5,172	$5,168
Mr. Xuanming Wang		-	20,102
Mr. Shousheng Guo	(2)	100,000	-
Shidong (Suzhou) Investment Co., Ltd.		39,437	37,332
Mr. Wenwu Zhang	(1)	330,991	337,420
Ms. Chao Liu	(2)	141,024	-
Others		700	-
Total		$617,324	$400,022
(1)	The balance as of December 31, 2023 and 2022 represented the prepaid acquisition consideration to purchase Mr. Wenwu Zhang’s equity in Haicheng Shenhe.
(2)	The staff advance balances as of December 31, 2023 had been repaid by May 15, 2024.

Schedule of Due to Related Parties	As of December 31, 2023 and 2022, the balances of amounts due to related parties were as follows:
		As of December 31,
		2023	2022
Due to related parties
Mr. Haiping Hu		$903,789	$2,872
Mr. Chenming Qi		5,476	9,189
Ms. Jing Ji		19,543	19,923
Shanghai HuiYang Investment Co.	(1)	800,785	738,128
Haicheng Shenhe		451,871	50,395
Huatai Zhonghe		98,593	-
Zhuhai Investment	(2)	2,183,911	64,643
Others		197	-
Total		$4,464,165	$885,150
(1)	The balance as of December 31, 2023 mainly represented the loans from Shanghai HuiYang Investment Co., with the annual interest rate of 4.35% and was initially due on August 13, 2023 and extended to December 31, 2024.

(2)	The balance as of December 31, 2023 represented the loans from Zhuhai Investment, with the annual interest rate of 8% and was initially due on December 31, 2023 and extended to December 31, 2024.

Schedule of Balances of Deferred Revenue of Related Parties	As of December 31, 2023 and 2022, the balances of deferred revenue of related parties were as follows:
		As of December 31,
		2023	2022
Deferred revenue of related parties
Shanghai Hui Yang Investment Co.	(1)	$340,850	$347,471
Total		$340,850	$347,471
(1)	The balance as of December 31, 2023 and 2022 represented the advance from the related party for tailored services.